Other Related Party Transactions (Details) - Affiliated entity - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2016
Related Party Transaction [Line Items]
Due from affiliates, statutory accounting practices, risk transferred				$ 319,000,000
Investment management fees
Related Party Transaction [Line Items]
Payments to related party	$ 58,000,000	$ 65,000,000	$ 77,000,000
Related party, expenses	104,000,000	60,000,000	0
Information security and technology services
Related Party Transaction [Line Items]
Related party, revenue	4,000,000	5,000,000	3,000,000
Management and Corporate Services Costs
Related Party Transaction [Line Items]
Related party, expenses	6,000,000	9,000,000	$ 8,000,000
Revolving credit facility | Jackson Financial
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 100,000,000
Related party transaction, annual line of credit commitment fee, amount	0.001
Related party transaction, long-term debt	$ 0	0
Related party transaction, long-term debt, maximum outstanding amount in twelve month period	$ 30,000,000	0
Revolving credit facility | Jackson Financial | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Related Party Transaction [Line Items]
Related party transaction, rate	2.00%
Related party transaction, rate, basis spread on variable rate	0.0012
Revolving credit facility | PPM America, Inc.
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 40,000,000
Related party transaction, annual line of credit commitment fee, amount	0.001
Related party transaction, long-term debt	$ 20,000,000	0
Related party transaction, long-term debt, maximum outstanding amount in twelve month period	$ 20,000,000	0
Revolving credit facility | PPM America, Inc. | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Related party transaction, rate	2.00%
Revolving credit facility | Jackson Holdings, LLC
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 20,000,000
Related party transaction, annual line of credit commitment fee, amount	0.0025
Related party transaction, long-term debt	$ 0	0
Related party transaction, long-term debt, maximum outstanding amount in twelve month period	$ 0	0
Revolving credit facility | Jackson Holdings, LLC | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Related party transaction, rate	2.00%
Financing Note
Related Party Transaction [Line Items]
Related party transaction, rate	4.00%
Related party transaction, long-term debt	$ 177,000,000			344,000,000
Surplus notes
Related Party Transaction [Line Items]
Related party transaction, long-term debt		$ 211,000,000		$ 344,000,000